Note 26 - Subsequent Events (Details Textual) - DenseLight [member] - USD ($)				2 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended
	Mar. 30, 2020	Feb. 14, 2020	Nov. 08, 2019	May 31, 2020	Mar. 30, 2020	May 31, 2020	Mar. 30, 2020	May 31, 2020
Statement Line Items [Line Items]
Cash flows from losing control of subsidiaries or other businesses			$ 8,000,000
Cash received in excess of proceeds from sale of discontinued operations			$ 2,000,000
Disposal of major subsidiary [member]
Statement Line Items [Line Items]
Cash flows from losing control of subsidiaries or other businesses	$ 8,250,000	$ 4,750,000		$ 5,000,000	$ 13,000,000	$ 18,000,000		$ 26,000,000
Proportion of shares in subsidiary sold, transferred to buyer							81.00%